Related Party Transactions - Schedule of Related PartyTransactions (Details)	12 Months Ended
Dec. 31, 2025
Won Fittings Company Limited [Member]
Related Party Transaction [Line Items]
Existing Relationship with the Company	Wholly owned by Ms. Liu Liangping.
Mr. Ma Biu [Member]
Related Party Transaction [Line Items]
Existing Relationship with the Company	Chairman, Director, and Chief Executive Officer
Ms. Liu Liangping [Member]
Related Party Transaction [Line Items]
Existing Relationship with the Company	Director and Chief Operating Officer
Diamond Horses Group Limited (Formerly known as “Luda Group Ltd.”) [Member]
Related Party Transaction [Line Items]
Existing Relationship with the Company	Controlling shareholder of the Company